STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value:
Total investments, at fair value	$ 160,564,216	$ 145,233,952
Guaranteed interest contract, at contract value	7,833,034	7,890,003
Total investments	168,397,250	153,123,955
Notes receivable from participants	1,450,355	1,313,863
Contribution receivable from Employer	99,162	39,755
Total receivables and other assets	1,549,517	1,353,618
Total assets	169,946,767	154,477,573
Liabilities:
Other liabilities		47
Total liabilities		47
Total net assets available for benefits	169,946,767	154,477,526
Republic Bancorp, Inc. Common Stock (Class A and B) | Self-Directed Brokerage Accounts
Investments at fair value:
Total investments, at fair value	2,956,427	3,242,106
Republic Bancorp, Inc. Common Stock (Class A) | Other Than Self-Directed Brokerage Accounts
Investments at fair value:
Total investments, at fair value	12,044,596	12,093,677
Other stocks | Self-Directed Brokerage Accounts
Investments at fair value:
Total investments, at fair value	1,517,298	1,534,684
Certificates of deposit | Self-Directed Brokerage Accounts
Investments at fair value:
Total investments, at fair value	217,057	309,056
Corporate debt instruments | Self-Directed Brokerage Accounts
Investments at fair value:
Total investments, at fair value	265,780	297,398
Mutual funds | Other Than Self-Directed Brokerage Accounts
Investments at fair value:
Total investments, at fair value	138,789,413	124,618,883
Mutual funds | Self-Directed Brokerage Accounts
Investments at fair value:
Total investments, at fair value	3,344,230	$ 3,138,148
Pooled separate accounts | Other Than Self-Directed Brokerage Accounts
Investments at fair value:
Total investments, at fair value	$ 1,429,415